Key management personnel disclosures	12 Months Ended
Jun. 30, 2022
Text block [abstract]
Key management personnel disclosures
Note 24. Key management personnel disclosures
Compensation
The aggregate compensation made to directors and other members of key management personnel (‘KMP’) of the consolidated entity is set out below:

	2022 A$’000	2021 A$’000	2020 A$’000

Short-term employee benefits	2,589	1,574	1,324
Post-employment benefits	116	112	97
Share-based payments	1,560	617	230

	4,265	2,303	1,651

Please refer to Note 28 for other transactions with key management personnel and their related parties.